Commitments and Contingencies - Additional Information (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016	Dec. 29, 2012	Dec. 31, 2011	Dec. 27, 2014
Loss Contingencies [Line Items]
Amount funded for loss incurred by joint venture		$ 8.8	$ 4.0	$ 4.8
Accrual recorded in other noncurrent liabilities		4.3			$ 4.3
Recognized losses on indemnification agreement			$ 8.0	$ 1.9
Unapproved change orders and claims		$ 1.2			3.9
Unapproved change orders within costs in excess of billings					0.5
Unapproved change orders within accounts receivable					1.2
Unapproved change orders within other current assets					$ 2.2
Duration of commitments	1 year
Maximum [Member]
Loss Contingencies [Line Items]
Duration of commitments		1 year